PROPERTY AND EQUIPMENT, NET - Schedule of depreciation expense recognition (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 7,208,776	¥ 4,569,700
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	142,429	383,820
Research and development
PROPERTY AND EQUIPMENT, NET
Total depreciation expense		13,808
Sales and marketing
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	12,704	30,788
General and administrative
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 7,053,643	¥ 4,141,284